D. INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of inventories	At December 31, 2013 and 2012, inventories consisted of the following:
	2013	2012
	(in thousands)
Raw materials	$8,832	$4,755
Work in process	8,708	4,434
Finished goods	2,068	3,304
	$19,608	$12,493